Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 27, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Income tax, description	The CARES Act contains several corporate income tax provisions, including making remaining alternative minimum tax (AMT) credits immediately refundable; providing a 5-year carryback of net operating losses (NOLs) generated in tax years 2018, 2019, and 2020. NOLs arising in 2018, 2019, and 2020 can be 100% utilized if taxable income was generated prior to 2021
Limitation income tax, percentage			80.00%
Income tax, percentage			19.00%
Provision for income tax (in Dollars)		$ 109		$ 1	$ 189
Federal corporate income tax rate			21.00%
Operating loss carried forward (in Dollars)			$ 241,923
Remaining operating loss (in Dollars)			$ 30,060
PRC [Member]
Income Taxes (Details) [Line Items]
Income tax, description			The operating loss carried forward for the Company’s PRC subsidiaries amounted to $211,863, which will expire on various dates from 2023 to 2031.
Tax rates subsidiaries, percentage			25.00%
Tax rates substantially lower			25.00%
Income tax, percentage			15.00%	2021.00%	15.00%
Withholding income tax, percentage			10.00%
Operating loss carried forward (in Dollars)			$ 211,863
UK [Member]
Income Taxes (Details) [Line Items]
Income tax, percentage				19.00%	19.00%
Germany [Member]
Income Taxes (Details) [Line Items]
Income tax, percentage			29.10%	31.90%	31.90%
Hongwei [Member]
Income Taxes (Details) [Line Items]
Income tax, percentage			15.00%	15.00%